Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended
	Apr. 01, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Other income related party		¥ 425	$ 63	¥ 551
Guangzhou Burning Rock Biological Engineering Co., Ltd
Related Party Transaction [Line Items]
Total Contract Amount of Equipment Usage Service Related Party	¥ 997
Other income related party				¥ 237